Consolidated Statements of Cash Flows - Intec Pharma Ltd. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (14,128)	$ (47,599)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation	1,203	854
Impairment of long-lived assets		13,663
Exchange differences on cash and cash equivalents	(162)	67
Change in right of use asset	509	967
Change in lease liabilities	(492)	(713)
Gains on marketable securities	(2)	(13)
Share-based compensation	1,148	3,221
Changes in operating asset and liabilities:
Decrease (increase) in prepaid expenses and other receivables	3,386	(747)
Decrease in deferred tax assets		281
Increase (decrease) in accounts payable and accruals	(3,060)	679
Increase in other liabilities	87	295
Net cash used in operating activities	(11,511)	(29,045)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(22)	(921)
Investment in other assets		(2,865)
Proceeds from disposal of marketable securities	772	576
Net cash provided by (used in) investing activities	750	(3,210)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares, net of issuance costs	421	2,086
Proceeds from issuance of ordinary shares and warrants, net of issuance costs (Note 7b(3))	5,692
Proceeds from issuance of ordinary shares and warrants, net of issuance costs (Note 7b(4))	4,426
Proceeds from issuance of ordinary shares and pre-funded warrants, net of issuance costs (Note 7b(6))	4,599
Proceeds from exercise of pre-funded warrants (Note 7b(6))	71
Proceeds from exercise of warrants (Note 7b(3) and 7b(4))	769
Proceeds from exercise of options by employees		282
Net cash provided by financing activities	15,978	2,368
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	5,217	(29,887)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	9,292	39,246
EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	162	(67)
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	14,671	9,292
SUPPLEMENTARY DISCLOSURE OF CASH FLOW INFORMATION:
Taxes paid	9	75
Interest received	39	327
SUPPLEMENTARY DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
Acquisition of right-of-use assets by means of lease liabilities	$ 83